Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other assets
Schedule of investments in convertible loans

Investments in convertible loans	As of December 31,
in 000€	2024	2023	2022
Convertible loan	3,994	3,744	3,494
Total	3,994	3,744	3,494

Schedule of investments in non-listed equity instruments

Investments in non-listed equity instruments	As of December 31,
in 000€	2024	2023	2022
Non-listed equity investments	—	—	307
Total	—	—	307

Schedule of Other non-current assets

Other non-current assets	As of December 31,
in 000€	2024	2023	2022
Tax credits	4,520	4,467	4,144
Guarantees and deposits	423	493	404
Other	950	541	588
Total	5,893	5,501	5,136

Schedule of Other current assets

	As of December 31,
in 000€	2024	2023	2022
Deferred charges	5,301	4,486	4,158
Tax credits	1,024	814	962
Accrued income	641	611	17
Other tax receivables	4,145	2,466	1,004
Grants	6,784	372	944
Other non-trade receivables	271	272	1,077
Derivatives	—	139	261
Total other current assets	18,166	9,160	8,424